Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - Finite-Lived Intangible Assets [Member]	Dec. 31, 2024 USD ($)
Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) [Line Items]
Fiscal year 2024	$ 5,224
Fiscal year 2025	5,224
Fiscal year 2026	5,224
Fiscal year 2027	5,224
Fiscal year 2028	5,224
Thereafter	17,653
Intangible assets, net	$ 43,773